Dividends	12 Months Ended
Dec. 31, 2012
Dividends
14	Dividends
The Company declared and distributed dividends of $22,799, $34,522 and $ 46,401 to its shareholders during the years ended December 31, 2010, 2011 and 2012, respectively.